SUPPLEMENT DATED MAY 31, 2013 TO
                      THE PROSPECTUS DATED MARCH 27, 2013

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1015

              MLP & Energy Funds Portfolio, Series 2 (the "Trust")
                              File No. 333-186176

        Notwithstanding anything to the contrary in the Prospectus, the Annual Fund Operating Expenses table under the "Fees and Expenses" section on page 9 of the Prospectus is hereby replaced with the following:

         Annual Fund                           Approximate % of Public              Amount Per
         Operating Expenses                       Offering Price (4)                 100 Units
         ------------------                       ------------------                 ---------
         Trustee's fee                                  0.1050%                       $1.050
         Sponsor's supervisory fee                      0.0300                         0.300
         Evaluator's fee                                0.0350                         0.350
         Bookkeeping and administrative
            fee                                         0.0350                         0.350
         Estimated other trust operating
            expenses (5)                                0.0142                         0.142
         Estimated Closed-End Fund
            expenses (6)                                1.3500                        13.500
                                                        ------                        ------
         Total                                          1.5692                        15.692
                                                        ======                        ======

       In addition, the first paragraph under the "Example" section on page 10 of the Prospectus is hereby replaced with the following:

             This example helps you compare the costs of this trust with other unit trusts and mutual funds. In the example we assume that you reinvest your investment in a new trust every other year at a reduced sales charge, the trust's operating expenses do not change and the trust's annual return is 5%. Your actual returns and expenses will vary. Based on these assumptions, you would pay these expenses for every $10,000 you invest:


                 1 year                               $    640
                 3 years                                 1,349
                 5 years                                 2,076
                 10 years                                3,762

                       Please keep for future reference.